Segmented information	12 Months Ended
Mar. 28, 2026
Segment Reporting [Abstract]
Segmented information
16.	Segmented information:
Birks’ Interim Chief Executive Officer is the Company’s chief operating decision maker (“CODM”). The CODM regularly reviews segment sales, segment cost of sales and segment unadjusted gross profit, after the elimination of any inter-segment transactions, to determine resource allocations and to assess profitability between segments. Birks’ sales are primarily derived from the retailing of jewelry, timepieces, services and other products as generated through the management of its segments. Segment unadjusted gross profit is used by the CODM to monitor and assess segment results compared to prior periods, forecasted results, and our annual profit plan. The Company aggregates operating segments with similar economic, operating and other characteristics.
The Company has two reportable segments, Retail and Other. As of March 28, 2026, Retail operated 17 stores across Canada under the Maison Birks brand, one retail location in Montreal under the Birks brand, one retail location in Montreal under the TimeVallée brand, one retail location in Calgary under the Brinkhaus brand, one retail location in Vancouver under the Patek Philippe brand, four retail locations in Laval, Ottawa and Toronto under the Breitling brand, one retail location in Toronto under the Omega brand, one retail location in Toronto under the Montblanc brand, and four retail locations in the Greater Toronto Area under the European Boutique brand. During fiscal 2026, the Company closed one store (one store in fiscal 2025 and three stores in fiscal 2024), and acquired four European Boutique multi-brand stores and three mono-brand boutiques through the European Acquisition (five new retail stores in fiscal 2025 and none in 2024). Other consists primarily of our e-commerce business, wholesale business (in fiscal 2025 and 2024) and gold exchange program. The two reportable segments are managed and evaluated by the CODM separately based on unadjusted gross profit. Sales and long-lived assets (other than financial instruments and deferred taxes) attributed to other foreign countries are not material and have not been disclosed separately. The significant segment expenses used by the CODM are Cost of sales Jewelry and other and Cost of sales timepieces. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. Inter-segment sales for fiscal 2026, 2025 and 2024 are not material and, therefore, such information is not presented. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments
for
the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively, is set forth below:

	Retail			Other			Total
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	(In thousands)
Sales by classes of similar products and by channel:
Jewelry and other	$69,240	$59,632	$76,405	$8,886	$9,295	$9,851	$78,126	$68,927	$86,256
Timepieces	124,564	106,932	97,441	2,734	1,948	1,578	127,298	108,880	99,019

Sales to external customers	193,804	166,564	173,846	11,620	11,243	11,429	205,424	177,807	185,275
Cost of sales:
Jewelry and other	37,833	32,955	41,735	4,722	4,947	4,985	42,555	37,902	46,720
Timepieces	78,534	67,913	61,150	1,654	1,173	936	80,188	69,086	62,086

Total cost of sales (1)	116,367	100,868	102,885	6,376	6,120	5,921	122,743	106,988	108,806
Unadjusted gross profit (2)	77,437	65,696	70,961	5,244	5,123	5,508	82,681	70,819	76,469
Inventory provisions							(994)	(753)	(1,207)
Foreign exchange gains (losses)							618	(2,428)	(224)
Other unallocated costs							(3,150)	(1,330)	(1,506)
Adjustment of intercompany profit							—	—	23

Gross profit							$79,155	$66,308	$73,555

(1)	See Note 2 for information about the nature of expenses included within the cost of sales.

(2)	This is a reconciliation of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits.